SEGMENTS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Current assets	$ 1,214,321		$ 1,214,321		$ 783,612	$ 804,557
Non-Current assets	2,371,878		2,371,878		1,156,853	564,873
Current liabilities	4,118,778		4,118,778		3,386,756	1,515,646
Non-Current liabilities					2,808,368	1,844,760
Revenues, net of sales, returns, and allowances:	790,809	$ 227,044	1,252,980	$ 442,327	910,227	1,631,653
Cost of Revenues	686,706	155,694	1,000,571	314,887	654,177	1,314,080
Operating Expenses	644,052	692,556	1,212,732	1,339,769	2,614,824	3,588,608
Other Income / (Expense)	166,735	(445,714)	(1,232,616)	(449,521)	(766,821)	(1,483,366)
Net Income (Loss)	(373,214)	(1,066,920)	(2,192,939)	(1,661,850)	(3,125,595)	(1,787,669)
Current liabilities	4,743,138		4,743,138		3,376,248
Non-Current liabilities	2,833,696		2,833,696		2,808,368
Beverages Segment [Member]
Segment Reporting Information [Line Items]
Current assets	1,326,832		1,326,832		824,835	800,378
Non-Current assets	2,276,364		2,276,364		1,063,074	514,312
Current liabilities					1,879,305	1,356,599
Non-Current liabilities					2,616,018	1,685,260
Revenues, net of sales, returns, and allowances:	500,156	187,171	810,082	367,099	718,455	1,635,669
Cost of Revenues	470,069	118,807	663,438	256,870	492,096	1,333,135
Operating Expenses	362,251	507,957	779,500	1,043,180	1,729,768	3,372,392
Other Income / (Expense)	65,417	(5,626)	46,929	(9,433)	(45,292)	1,483,366
Net Income (Loss)	(266,747)	(445,219)	(585,827)	(942,384)	(1,548,700)	(1,586,492)
Current liabilities	2,707,020		2,707,020		1,879,305
Non-Current liabilities	2,633,966		2,633,966		2,616,018
Distribution Segment [Member]
Segment Reporting Information [Line Items]
Current assets	(175,370)		(175,370)		(146,894)	44,809
Non-Current assets	86,836		86,836		85,546	40,356
Current liabilities					72,576	61,027
Non-Current liabilities					192,350	159,500
Revenues, net of sales, returns, and allowances:	328,848	65,326	509,130	120,162	332,371	83,051
Cost of Revenues	234,995	49,115	363,690	89,726	249,780	68,012
Operating Expenses	110,074	90,013	200,662	128,161	276,248	150,401
Other Income / (Expense)	7,210	5,105	5,749	5,105	2,745
Net Income (Loss)	(9,011)	(68,697)	(49,473)	(92,620)	(190,912)	(135,362)
Current liabilities	87,482		87,482		72,576
Non-Current liabilities	199,730		199,730		192,350
Corporate Snd Eliminations [Member]
Segment Reporting Information [Line Items]
Current assets	62,859		62,859		105,671	(40,630)
Non-Current assets	8,678		8,678		8,233	10,205
Current liabilities					1,424,367	98,020
Non-Current liabilities
Revenues, net of sales, returns, and allowances:	(38,195)	(25,453)	(66,232)	(44,934)	(140,599)	(87,067)
Cost of Revenues	(18,358)	(12,228)	(26,557)	(31,709)	(87,699)	(87,067)
Operating Expenses	171,727	94,586	232,670	168,428	608,808	65,815
Other Income / (Expense)	94,108	(445,193)	(1,285,294)	(445,193)	(724,274)
Net Income (Loss)	(97,456)	$ (553,004)	(1,557,639)	$ (626,846)	(1,385,983)	$ (65,815)
Current liabilities	1,948,636		1,948,636		1,424,367
Non-Current liabilities